SEGMENT REPORTING (Details 4) (Revenues, Customer concentration, Wal-Mart Stores, USD $) In Billions, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Gross sales, less returns and allowances	$ 1.43	$ 1.33
Concentration risk (as a percent)	14.10%	13.90%